Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended		3 Months Ended													9 Months Ended		12 Months Ended			0 Months Ended
	Dec. 28, 2012	Dec. 14, 2012	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 05, 2014	Mar. 04, 2013	Oct. 10, 2014
Subsequent Event [Line Items]
Dividends declared per share (in usd per share)	$ 2.00	$ 0.25	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.3	$ 0.25	$ 0.25	$ 0.25	$ 0.20	$ 0.20	$ 0.20	$ 0.9	$ 0.9	$ 1.2	$ 3	$ 0.6
Loss on debt extinguishment			$ 0				$ 0									$ 6.0	$ 0	$ 0	$ 0	$ 34.0
Dividend Declared [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared					$ 0.3																$ 0.3
Dividend Paid [Member]
Subsequent Event [Line Items]
Dividends declared per share (in usd per share)																						$ 0.3
Subsequent Event [Member] | Senior Unsecured Notes [Member]
Subsequent Event [Line Items]
Senior notes redeemed																							108.8
Amount paid for redemption of senior notes																							109.6
Loss on debt extinguishment																							$ 0.8